Other payables and accrued liabilities (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Contract deposit	$ 81,095,384	$ 31,740,289
Accrued expense	22,325,547	22,170,906
Deed tax and maintenance fund withheld for customers	10,566,064	13,318,504
Bidding deposit	1,959,950	1,881,217
Welfare payable	1,489,242	1,590,932
Other tax payable	7,908,792	14,178,760
Accrued aircraft operating expense	1,251,952	701,721
Accrued interest expense	42,371,395	8,445,279
Others	30,692,839	12,098,761
Total	$ 199,661,165	$ 106,126,369